UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus AlphaSimplex Global Alternatives Fund
Class A / GAFAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$154	1.49%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 6.48%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 11.18%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. Because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns previously published for the same period. The performance of the index reflects the managed fees and other expenses of both the fund of funds in the Index and the hedge funds in which these fund of funds invest. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV(1)	6.48%	3.87%	2.57%
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP(2),(3)	0.62%	2.70%	1.99%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8108
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class C / GAFCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$230	2.24%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 5.69%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 11.18%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. Because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns previously published for the same period. The performance of the index reflects the managed fees and other expenses of both the fund of funds in the Index and the hedge funds in which these fund of funds invest. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAV(1) and with CDSC(2)	5.69%	3.09%	1.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8109
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class I / GAFYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$128	1.24%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 6.78%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 11.18%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. Because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns previously published for the same period. The performance of the index reflects the managed fees and other expenses of both the fund of funds in the Index and the hedge funds in which these fund of funds invest. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV(1)	6.78%	4.11%	2.82%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8110
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class R6 / GAFNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$123	1.19%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 6.77%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 11.18%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. Because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns previously published for the same period. The performance of the index reflects the managed fees and other expenses of both the fund of funds in the Index and the hedge funds in which these fund of funds invest. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV(1)	6.77%	4.19%	2.88%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8111
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class A / AMFAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$162	1.70%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned (9.86)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (4.04)% and 2.48%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV(1)	(9.86)%	1.71%	1.55%
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP(2),(3)	(14.81)%	0.56%	0.98%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8113
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class C / ASFCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$232	2.45%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned (10.62)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (4.04)% and 2.48%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAV(1) and with CDSC(2)	(10.62)%	0.93%	0.79%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8114
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class I / ASFYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$138	1.45%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned (9.78)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (4.04)% and 2.48%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV(1)	(9.78)%	1.94%	1.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8115
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class R6 / AMFNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$127	1.33%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned (9.61)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (4.04)% and 2.48%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (May 1, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV(1)	(9.61)%	2.06%	2.89%
FT Wilshire 5000 Index	17.13%	13.40%	14.27%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.81%
SG Trend Index	2.48%	6.99%	5.28%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8116
Virtus AlphaSimplex Managed Futures Strategy Fund

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that Donald C. Burke and Brian T. Zino each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,442 for 2025 and $65,800 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,533 for 2025 and $3,066 for 2024. Such audit-related fees include out of pocket expenses and fees related to a new fund launch.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $23,488 for 2025 and $33,988 for 2024.

“Tax Fees” are primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $5,476 for 2025 and $2,500 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Alternative Solutions Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $32,497 for 2025 and $39,544 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST
December 31, 2025

Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2025
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.
U.S. Federal Funds (USFF)
The U.S. Federal Funds rate is calculated as the effective median interest rate of overnight federal funds transactions during the previous business day.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—48.8%
Aerospace & Defense—1.6%
AeroVironment, Inc.(1)	97	$23
Astronics Corp.(1)	495	27
Axon Enterprise, Inc.(1)	150	85
Carpenter Technology Corp.	137	43
Ducommun, Inc.(1)	416	40
General Dynamics Corp.	199	67
Howmet Aerospace, Inc.	423	87
Huntington Ingalls Industries, Inc.	144	49
Kratos Defense & Security Solutions, Inc.(1)	553	42
L3Harris Technologies, Inc.	112	33
Lockheed Martin Corp.	138	67
Mercury Systems, Inc.(1)	1,224	89
Moog, Inc. Class A	302	74
National Presto Industries, Inc.	459	49
Northrop Grumman Corp.	50	28
Redwire Corp.(1)	6,869	52
RTX Corp.	373	68
TAT Technologies Ltd.(1)	661	30
Teledyne Technologies, Inc.(1)	62	32
TransDigm Group, Inc.	137	182
VSE Corp.	248	43
		1,210

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	335	54
Expeditors International of Washington, Inc.	546	81
		135

Automobile Components—0.3%
BorgWarner, Inc.	1,017	46
Dana, Inc.	1,615	38
Garrett Motion, Inc.	3,482	61
Gentex Corp.	3,238	75
		220

Banks—1.9%
Bank First Corp.	829	101
Bank of America Corp.	535	29
Cadence Bank	6,150	264
California Bancorp	3,705	69
Coastal Financial Corp.(1)	349	40
Esquire Financial Holdings, Inc.	391	40
First Citizens BancShares, Inc. Class A	94	202
First Community Bankshares, Inc.	2,238	76
First Foundation, Inc.(1)	9,926	61
Heritage Commerce Corp.	4,256	51
JPMorgan Chase & Co.	265	85
Metropolitan Bank Holding Corp.	657	50
MidWestOne Financial Group, Inc.	1,452	56
Northwest Bancshares, Inc.	3,021	36
NU Holdings Ltd. Class A(1)	2,659	45
Synovus Financial Corp.	4,723	236
TrustCo Bank Corp.	869	36
		1,477

Beverages—0.5%
Coca-Cola Co. (The)	21	1
Coca-Cola Consolidated, Inc.	296	45
	Shares	Value

Beverages—continued
Coca-Cola Europacific Partners plc	387	$35
Constellation Brands, Inc. Class A	415	57
Monster Beverage Corp.(1)	2,356	181
PepsiCo, Inc.	297	43
		362

Biotechnology—2.2%
AbbVie, Inc.	158	36
ACADIA Pharmaceuticals, Inc.(1)	1,908	51
Alnylam Pharmaceuticals, Inc.(1)	92	37
Astria Therapeutics, Inc.(1)	4,966	65
Biogen, Inc.(1)	1,145	202
Bridgebio Pharma, Inc.(1)	982	75
Day One Biopharmaceuticals, Inc.(1)	5,197	48
Exelixis, Inc.(1)	2,073	91
Halozyme Therapeutics, Inc.(1)	723	49
ImmunityBio, Inc.(1)	23,398	46
Incyte Corp.(1)	454	45
Insmed, Inc.(1)	662	115
Intellia Therapeutics, Inc.(1)	5,202	47
Ionis Pharmaceuticals, Inc.(1)	519	41
Iovance Biotherapeutics, Inc.(1)	17,233	47
Keros Therapeutics, Inc.(1)	599	12
Kiniksa Pharmaceuticals International plc Class A(1)	917	38
Madrigal Pharmaceuticals, Inc.(1)	92	54
Mirum Pharmaceuticals, Inc.(1)	1,278	101
Natera, Inc.(1)	329	75
Novavax, Inc.(1)	9,875	66
PTC Therapeutics, Inc.(1)	1,081	82
Recursion Pharmaceuticals, Inc. Class A(1)	11,556	47
Replimune Group, Inc.(1)	4,931	48
Rhythm Pharmaceuticals, Inc.(1)	598	64
Summit Therapeutics, Inc.(1)	3,037	53
Travere Therapeutics, Inc.(1)	706	27
		1,662

Broadline Retail—0.5%
Dillard’s, Inc. Class A	59	36
eBay, Inc.	507	44
Etsy, Inc.(1)	1,467	82
MercadoLibre, Inc.(1)	91	183
		345

Building Products—1.0%
A.O. Smith Corp.	656	44
Advanced Drainage Systems, Inc.	384	56
Allegion plc	671	107
American Woodmark Corp.(1)	2,217	119
Carlisle Cos., Inc.	317	101
Insteel Industries, Inc.	935	30
Johnson Controls International plc	289	35
Lennox International, Inc.	74	36
Masco Corp.	777	49
Trane Technologies plc	214	83
Zurn Elkay Water Solutions Corp.	1,571	73
		733

Capital Markets—2.3%
Acadian Asset Management, Inc.	756	36
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Artisan Partners Asset Management, Inc. Class A	894	$36
Bank of New York Mellon Corp. (The)	318	37
Blackrock, Inc.	179	192
Broadridge Financial Solutions, Inc.	319	71
Brookfield Corp. Class A	1,007	46
CME Group, Inc. Class A	134	37
Cohen & Steers, Inc.	635	40
Evercore, Inc. Class A	147	50
Federated Hermes, Inc. Class B	2,099	109
GCM Grosvenor, Inc. Class A	2,722	31
Goldman Sachs Group, Inc. (The)	60	53
Golub Capital BDC, Inc.	4,969	67
Interactive Brokers Group, Inc. Class A	638	41
Intercontinental Exchange, Inc.	232	38
Invesco Ltd.	4,486	118
Janus Henderson Group plc	1,200	57
Kayne Anderson BDC, Inc.	3,348	48
Main Street Capital Corp.	648	39
MarketAxess Holdings, Inc.	331	60
Moelis & Co. Class A	1,357	93
Morningstar, Inc.	242	53
MSCI, Inc. Class A	73	42
Nuveen Churchill Direct Lending Corp.	2,594	35
Perella Weinberg Partners Class A	2,324	40
PJT Partners, Inc. Class A	308	51
Robinhood Markets, Inc. Class A(1)	490	55
S&P Global, Inc.	131	68
Trinity Capital, Inc.	2,195	32
Webull Corp.(1)	7,278	57
WisdomTree, Inc.	3,880	47
		1,779

Chemicals—0.5%
Cabot Corp.	2,076	138
Ecolab, Inc.	158	41
Huntsman Corp.	6,201	62
Linde plc	64	27
Scotts Miracle-Gro Co. (The)	1,353	79
		347

Commercial Services & Supplies—0.6%
ACV Auctions, Inc. Class A(1)	5,946	48
Cintas Corp.	819	154
Deluxe Corp.	2,660	59
Ennis, Inc.	3,771	68
Republic Services, Inc. Class A	230	49
Waste Management, Inc.	328	72
		450

Communications Equipment—0.9%
Arista Networks, Inc.(1)	237	31
Calix, Inc.(1)	2,128	113
Ciena Corp.(1)	128	30
Cisco Systems, Inc.	1,090	84
CommScope Holding Co., Inc.(1)	1,636	30
Digi International, Inc.(1)	2,490	108
Ituran Location & Control Ltd.	1,041	45
Motorola Solutions, Inc.	171	65
NETGEAR, Inc.(1)	790	19
	Shares	Value

Communications Equipment—continued
Ubiquiti, Inc.	173	$96
Viasat, Inc.(1)	708	24
		645

Construction & Engineering—0.7%
AECOM	365	35
Ameresco, Inc. Class A(1)	761	22
Argan, Inc.	234	73
Bowman Consulting Group Ltd.(1)	596	20
Comfort Systems USA, Inc.	28	26
Dycom Industries, Inc.(1)	114	38
EMCOR Group, Inc.	142	87
Fluor Corp.(1)	1,034	41
IES Holdings, Inc.(1)	62	24
Primoris Services Corp.	971	121
Sterling Infrastructure, Inc.(1)	71	22
		509

Construction Materials—0.2%
Eagle Materials, Inc.	241	50
Martin Marietta Materials, Inc.	144	90
Vulcan Materials Co.	132	37
		177

Consumer Finance—0.4%
American Express Co.	122	45
Capital One Financial Corp.	93	23
Dave, Inc.(1)	133	29
EZCORP, Inc. Class A(1)	1,430	28
LendingClub Corp.(1)	3,046	58
LendingTree, Inc.(1)	219	12
Nelnet, Inc. Class A	273	36
SLM Corp.	1,533	41
SoFi Technologies, Inc.(1)	1,333	35
World Acceptance Corp.(1)	180	25
		332

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc. (The)	557	30
Costco Wholesale Corp.	185	159
Sprouts Farmers Market, Inc.(1)	1,204	96
Sysco Corp.	1,299	96
Walmart, Inc.	789	88
		469

Containers & Packaging—0.2%
AptarGroup, Inc.	490	60
Ardagh Metal Packaging S.A.	7,436	30
Avery Dennison Corp.	107	19
TriMas Corp.	1,091	39
		148

Distributors—0.1%
Genuine Parts Co.	270	33
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Distributors—continued
Pool Corp.	162	$37
		70

Diversified Consumer Services—0.5%
American Public Education, Inc.(1)	723	27
Grand Canyon Education, Inc.(1)	253	42
H&R Block, Inc.	876	38
Lincoln Educational Services Corp.(1)	1,102	27
Rollins, Inc.	812	49
Service Corp. International	423	33
Stride, Inc.(1)	496	32
Udemy, Inc.(1)	16,961	99
Universal Technical Institute, Inc.(1)	556	15
		362

Diversified REITs—0.2%
American Homes 4 Rent Class A	1,336	43
AvalonBay Communities, Inc.	69	12
UDR, Inc.	2,725	100
		155

Diversified Telecommunication Services—0.2%
Frontier Communications Parent, Inc.(1)	1,683	64
Verizon Communications, Inc.	2,757	112
		176

Electric Utilities—0.3%
American Electric Power Co., Inc.	190	22
Duke Energy Corp.	93	11
Evergy, Inc.	172	12
Exelon Corp.	474	21
FirstEnergy Corp.	1,029	46
IDACORP, Inc.	137	17
OGE Energy Corp.	492	21
Pinnacle West Capital Corp.	216	19
Portland General Electric Co.	330	16
PPL Corp.	545	19
Southern Co. (The)	244	21
Xcel Energy, Inc.	223	17
		242

Electrical Equipment—0.5%
Allient, Inc.	518	28
AMETEK, Inc.	340	70
Eaton Corp. plc	132	42
Emerson Electric Co.	186	25
GE Vernova, Inc.	84	55
Nextpower, Inc. Class A(1)	378	33
nVent Electric plc	707	72
Preformed Line Products Co.	143	29
Thermon Group Holdings, Inc.(1)	792	29
		383

Electronic Equipment, Instruments & Components—1.3%
Advanced Energy Industries, Inc.	149	31
Amphenol Corp. Class A	1,076	145
CDW Corp.	1,806	246
	Shares	Value

Electronic Equipment, Instruments & Components—continued
ePlus, Inc.	732	$64
Fabrinet(1)	65	30
Insight Enterprises, Inc.(1)	453	37
Kimball Electronics, Inc.(1)	1,212	34
Napco Security Technologies, Inc.	3,389	141
nLIGHT, Inc.(1)	1,564	59
TD SYNNEX Corp.	1,069	161
Trimble, Inc.(1)	632	49
		997

Energy Equipment & Services—0.3%
Atlas Energy Solutions, Inc.	5,213	49
Baker Hughes Co. Class A	884	40
Innovex International, Inc.(1)	1,352	29
SLB Ltd.	1,344	52
TechnipFMC plc	1,428	64
		234

Entertainment—0.9%
Netflix, Inc.(1)	2,219	208
ROBLOX Corp. Class A(1)	1,328	107
Spotify Technology S.A.(1)	115	67
Walt Disney Co. (The)	683	78
Warner Bros Discovery, Inc.(1)	8,257	238
		698

Financial Services—1.0%
Banco Latinoamericano de Comercio Exterior S.A. Class E	1,690	75
Corpay, Inc.(1)	192	58
Enact Holdings, Inc.	487	19
Gold.com, Inc.	446	15
I3 Verticals, Inc. Class A(1)	1,173	30
Jack Henry & Associates, Inc.	477	87
Kearny Financial Corp.	4,882	36
Mastercard, Inc. Class A	193	110
NMI Holdings, Inc. Class A(1)	1,456	60
Remitly Global, Inc.(1)	2,450	34
Rocket Cos., Inc. Class A	2,573	50
Visa, Inc. Class A	499	175
WEX, Inc.(1)	281	42
		791

Food Products—0.8%
Archer-Daniels-Midland Co.	1,451	83
Calavo Growers, Inc.	3,852	84
Hershey Co. (The)	275	50
Ingredion, Inc.	613	68
Lamb Weston Holdings, Inc.	1,040	44
Post Holdings, Inc.(1)	298	29
Seaboard Corp.	53	236
		594

Gas Utilities—0.2%
New Jersey Resources Corp.	318	15
Southwest Gas Holdings, Inc.	558	45
Spire, Inc.	185	15
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Gas Utilities—continued
UGI Corp.	2,334	$87
		162

Ground Transportation—0.5%
Lyft, Inc. Class A(1)	4,086	79
Old Dominion Freight Line, Inc.	563	88
Uber Technologies, Inc.(1)	522	43
Union Pacific Corp.	709	164
		374

Health Care REITs—0.2%
American Healthcare REIT, Inc.	839	39
Community Healthcare Trust, Inc.	2,286	38
LTC Properties, Inc.	1,216	42
		119

Healthcare Equipment & Supplies—0.8%
Alphatec Holdings, Inc.(1)	1,289	27
Boston Scientific Corp.(1)	332	32
IDEXX Laboratories, Inc.(1)	204	138
Inmode Ltd.(1)	3,165	46
iRadimed Corp.	410	40
iRhythm Technologies, Inc.(1)	250	44
Medtronic plc	422	41
Neogen Corp.(1)	7,284	51
Solventum Corp.(1)	681	54
STERIS plc	294	75
Stryker Corp.	80	28
TransMedics Group, Inc.(1)	183	22
		598

Healthcare Providers & Services—0.6%
BrightSpring Health Services, Inc.(1)	1,026	39
Cencora, Inc.	167	56
Chemed Corp.	100	43
Clover Health Investments Corp. Class A(1)	19,567	46
CorVel Corp.(1)	787	53
CVS Health Corp.	582	46
DaVita, Inc.(1)	412	47
Ensign Group, Inc. (The)	427	74
GeneDx Holdings Corp. Class A(1)	466	61
Progyny, Inc.(1)	930	24
		489

Healthcare Technology—0.1%
HealthStream, Inc.	1,332	31
Teladoc Health, Inc.(1)	7,347	51
		82

Hotel & Resort REITs—0.2%
Apple Hospitality REIT, Inc.	9,461	112
Hotels, Restaurants & Leisure—2.0%
Biglari Holdings, Inc. Class B(1)	100	33
Booking Holdings, Inc.	62	332
Boyd Gaming Corp.	769	66
Brinker International, Inc.(1)	841	121
	Shares	Value

Hotels, Restaurants & Leisure—continued
Chipotle Mexican Grill, Inc. Class A(1)	4,420	$164
Domino’s Pizza, Inc.	171	71
Hilton Worldwide Holdings, Inc.	334	96
Krispy Kreme, Inc.	11,475	46
Las Vegas Sands Corp.	892	58
Marriott Vacations Worldwide Corp.	198	11
McDonald’s Corp.	205	63
MGM Resorts International(1)	1,251	46
Nathan’s Famous, Inc.	460	43
Penn Entertainment, Inc.(1)	3,073	45
Planet Fitness, Inc. Class A(1)	468	51
Sportradar Group AG Class A(1)	1,619	38
Super Group SGHC Ltd.	3,249	39
Wendy’s Co. (The)	10,629	89
Wingstop, Inc.	148	35
Yum! Brands, Inc.	484	73
		1,520

Household Durables—0.6%
DR Horton, Inc.	327	47
Green Brick Partners, Inc.(1)	684	43
Installed Building Products, Inc.	240	62
Newell Brands, Inc.	12,994	48
NVR, Inc.(1)	32	234
TopBuild Corp.(1)	127	53
		487

Household Products—0.5%
Church & Dwight Co., Inc.	352	30
Clorox Co. (The)	1,168	118
Colgate-Palmolive Co.	738	58
Kimberly-Clark Corp.	151	15
Oil-Dri Corp. of America	549	27
Procter & Gamble Co. (The)	662	95
WD-40 Co.	215	42
		385

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. Class A	1,132	36
Hallador Energy Co.(1)	577	11
Talen Energy Corp.(1)	208	78
Vistra Corp.	467	75
		200

Industrial Conglomerates—0.2%
General Electric Co.	281	86
Honeywell International, Inc.	342	67
		153

Industrial REITs—0.0%
EastGroup Properties, Inc.	195	35
Insurance—2.1%
Aflac, Inc.	107	12
Aon plc Class A	94	33
Brown & Brown, Inc.	181	14
Chubb Ltd.	180	56
CNA Financial Corp.	3,416	163
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Insurance—continued
Erie Indemnity Co. Class A	208	$60
Globe Life, Inc.	344	48
Goosehead Insurance, Inc. Class A	3,932	290
Hamilton Insurance Group Ltd. Class B(1)	1,063	30
Hartford Insurance Group, Inc. (The)	123	17
HCI Group, Inc.	200	38
Kinsale Capital Group, Inc.	148	58
Lincoln National Corp.	1,670	74
Markel Group, Inc.(1)	120	258
Marsh & McLennan Cos., Inc.	548	102
Old Republic International Corp.	314	14
Progressive Corp. (The)	350	80
RLI Corp.	199	13
United Fire Group, Inc.	734	27
Universal Insurance Holdings, Inc.	914	31
White Mountains Insurance Group Ltd.	91	189
Willis Towers Watson plc	62	20
		1,627

Interactive Media & Services—0.9%
Alphabet, Inc. Class A	305	95
Cargurus, Inc. Class A(1)	3,280	126
EverQuote, Inc. Class A(1)	995	27
Match Group, Inc.	3,768	122
Meta Platforms, Inc. Class A	132	87
Pinterest, Inc. Class A(1)	4,764	123
Rumble, Inc.(1)	7,611	48
Yelp, Inc. Class A(1)	1,316	40
		668

IT Services—0.6%
Accenture plc Class A	84	23
Amdocs Ltd.	858	69
Cloudflare, Inc. Class A(1)	59	12
Hackett Group, Inc. (The)	2,397	47
Kyndryl Holdings, Inc.(1)	1,884	50
Maximus, Inc.	863	74
MongoDB, Inc. Class A(1)	83	35
SS&C Technologies Holdings, Inc.	359	31
VeriSign, Inc.	472	115
		456

Leisure Products—0.2%
Peloton Interactive, Inc. Class A(1)	9,451	58
Sturm Ruger & Co., Inc.	1,722	56
		114

Life Sciences Tools & Services—0.8%
ICON plc ADR(1)	306	56
Illumina, Inc.(1)	346	45
Medpace Holdings, Inc.(1)	273	153
Mettler-Toledo International, Inc.(1)	194	270
QIAGEN N.V.	879	40
Stevanato Group SpA	990	20
Tempus AI, Inc.(1)	364	22
		606

	Shares	Value

Machinery—1.7%
Allison Transmission Holdings, Inc.	539	$53
Astec Industries, Inc.	864	37
Blue Bird Corp.(1)	690	32
Caterpillar, Inc.	91	52
CECO Environmental Corp.(1)	465	28
China Yuchai International Ltd.	348	12
Crane Co.	395	73
Deere & Co.	51	24
Donaldson Co., Inc.	949	84
Energy Recovery, Inc.(1)	3,127	42
Graco, Inc.	445	37
Graham Corp.(1)	377	24
Illinois Tool Works, Inc.	334	82
Lincoln Electric Holdings, Inc.	196	47
Otis Worldwide Corp.	838	73
Proto Labs, Inc.(1)	589	30
REV Group, Inc.	4,308	262
Standex International Corp.	325	71
Toro Co. (The)	2,224	175
Xylem, Inc.	541	74
		1,312

Marine Transportation—0.2%
Costamare, Inc.	4,742	75
Danaos Corp.	357	34
Global Ship Lease, Inc. Class A	32	1
Kirby Corp.(1)	408	45
Matson, Inc.	228	28
		183

Media—0.5%
New York Times Co. (The) Class A	1,573	109
Scholastic Corp.	879	26
Trade Desk, Inc. (The) Class A(1)	5,488	209
		344

Metals & Mining—0.6%
Agnico Eagle Mines Ltd.	411	70
ATI, Inc.(1)	360	41
Barrick Mining Corp.	765	33
Compass Minerals International, Inc.(1)	1,239	24
Freeport-McMoRan, Inc.	755	38
Kaiser Aluminum Corp.	144	17
Kinross Gold Corp.	2,469	70
Newmont Corp.	697	70
Reliance, Inc.	122	35
Ryerson Holding Corp.	1,516	38
Southern Copper Corp.	351	50
		486

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Arbor Realty Trust, Inc.	10,215	79
Dynex Capital, Inc.	4,555	64
Ellington Financial, Inc.	5,170	70
Rithm Capital Corp.	2,952	32
		245

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Multi-Utilities—0.6%
Avista Corp.	302	$12
CMS Energy Corp.	669	47
Consolidated Edison, Inc.	124	12
DTE Energy Co.	115	15
NiSource, Inc.	336	14
Northwestern Energy Group, Inc.	4,641	299
WEC Energy Group, Inc.	205	22
		421

Office REITs—0.1%
Brandywine Realty Trust	10,682	31
COPT Defense Properties	2,195	61
		92

Oil, Gas & Consumable Fuels—2.5%
Chevron Corp.	226	34
Civitas Resources, Inc.	8,404	228
Core Natural Resources, Inc.	498	44
Crescent Energy Co. Class A	7,466	63
Dorchester Minerals LP	2,090	47
Dorian LPG Ltd.	1,526	37
Energy Transfer LP	2,282	37
Enterprise Products Partners LP	1,980	63
Exxon Mobil Corp.	389	47
Frontline plc	1,694	37
Gulfport Energy Corp.(1)	453	94
Hess Midstream LP Class A	1,528	53
International Seaways, Inc.	840	41
MPLX LP	949	51
Phillips 66	375	48
Plains All American Pipeline LP	17,817	320
Plains GP Holdings LP Class A	16,714	320
REX American Resources Corp.(1)	1,196	39
Teekay Tankers Ltd. Class A	563	30
Texas Pacific Land Corp.	483	139
Tsakos Energy Navigation Ltd.	1,326	30
Valero Energy Corp.	440	71
		1,873

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	1,433	116
Passenger Airlines—0.2%
JetBlue Airways Corp.(1)	14,901	68
Southwest Airlines Co.	1,148	47
United Airlines Holdings, Inc.(1)	428	48
		163

Personal Care Products—0.2%
BellRing Brands, Inc.(1)	3,928	105
Coty, Inc. Class A(1)	8,353	26
		131

Pharmaceuticals—0.7%
Axsome Therapeutics, Inc.(1)	293	53
Collegium Pharmaceutical, Inc.(1)	331	15
Corcept Therapeutics, Inc.(1)	1,812	63
Elanco Animal Health, Inc.(1)	212	5
	Shares	Value

Pharmaceuticals—continued
Johnson & Johnson	254	$53
Ligand Pharmaceuticals, Inc.(1)	186	35
Organon & Co.	6,914	50
Pacira BioSciences, Inc.(1)	1,492	39
Pharvaris N.V.(1)	494	14
Phibro Animal Health Corp. Class A	2,380	89
Zoetis, Inc. Class A	743	93
		509

Professional Services—1.3%
Automatic Data Processing, Inc.	176	45
Booz Allen Hamilton Holding Corp. Class A	80	7
Clarivate plc(1)	13,271	45
Concentrix Corp.	4,581	191
Fair Isaac Corp.(1)	154	261
IBEX Holdings Ltd.(1)	1,943	74
Innodata, Inc.(1)	1,104	56
Kforce, Inc.	1,558	48
Leidos Holdings, Inc.	373	67
Paychex, Inc.	587	66
Robert Half, Inc.	266	7
Thomson Reuters Corp.	273	36
Verisk Analytics, Inc. Class A	198	44
Willdan Group, Inc.(1)	136	14
		961

Real Estate Management & Development—0.2%
CBRE Group, Inc. Class A(1)	486	78
eXp World Holdings, Inc.	4,284	39
Howard Hughes Holdings, Inc.(1)	555	44
		161

Residential REITs—0.0%
Equity LifeStyle Properties, Inc.	238	15
Invitation Homes, Inc.	440	12
		27

Retail REITs—0.1%
Getty Realty Corp.	671	18
InvenTrust Properties Corp.	1,064	30
Phillips Edison & Co., Inc.	544	19
Regency Centers Corp.	199	14
		81

Semiconductors & Semiconductor Equipment—1.3%
Applied Materials, Inc.	189	49
Broadcom, Inc.	247	85
GlobalFoundries, Inc.(1)	5,166	180
Intel Corp.(1)	858	32
KLA Corp.	31	38
Lam Research Corp.	482	83
Micron Technology, Inc.	111	32
Monolithic Power Systems, Inc.	43	39
NVIDIA Corp.	309	58
ON Semiconductor Corp.(1)	2,313	125
Texas Instruments, Inc.	268	46
Tower Semiconductor Ltd.(1)	213	25
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Veeco Instruments, Inc.(1)	6,907	$197
		989

Software—2.5%
Adobe, Inc.(1)	837	293
Appfolio, Inc. Class A(1)	221	51
AppLovin Corp. Class A(1)	50	34
Autodesk, Inc.(1)	140	41
CCC Intelligent Solutions Holdings, Inc.(1)	12,147	97
Check Point Software Technologies Ltd.(1)	221	41
Clear Secure, Inc. Class A	2,477	87
CyberArk Software Ltd.(1)	629	281
Dropbox, Inc. Class A(1)	1,497	42
Gen Digital, Inc.	4,451	121
InterDigital, Inc.	280	89
Manhattan Associates, Inc.(1)	649	112
MARA Holdings, Inc.(1)	5,121	46
Pagaya Technologies Ltd. Class A(1)	937	20
Palantir Technologies, Inc. Class A(1)	242	43
Pegasystems, Inc.	1,396	83
Progress Software Corp.(1)	3,682	158
Qualys, Inc.(1)	255	34
Rapid7, Inc.(1)	555	8
Red Violet, Inc.	762	43
Roper Technologies, Inc.	154	69
Rubrik, Inc. Class A(1)	484	37
Synopsys, Inc.(1)	185	87
		1,917

Specialized REITs—0.6%
Four Corners Property Trust, Inc.	666	15
Gaming & Leisure Properties, Inc.	913	41
Lamar Advertising Co. Class A	605	77
PotlatchDeltic Corp.	5,846	232
VICI Properties, Inc. Class A	462	13
Weyerhaeuser Co.	3,360	80
		458

Specialty Retail—1.3%
Asbury Automotive Group, Inc.(1)	191	44
AutoZone, Inc.(1)	46	156
Buckle, Inc. (The)	730	39
Build-A-Bear Workshop, Inc. Class A	292	18
Chewy, Inc. Class A(1)	1,173	39
Lowe’s Cos., Inc.	186	45
National Vision Holdings, Inc.(1)	1,418	37
O’Reilly Automotive, Inc.(1)	2,643	241
Ross Stores, Inc.	312	56
TJX Cos., Inc. (The)	797	122
Tractor Supply Co.	941	47
Ulta Beauty, Inc.(1)	145	88
Williams-Sonoma, Inc.	223	40
Winmark Corp.	106	43
		1,015

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	251	68
	Shares	Value

Textiles, Apparel & Luxury Goods—1.0%
Amer Sports, Inc.(1)	1,116	$42
Birkenstock Holding plc(1)	2,501	102
Deckers Outdoor Corp.(1)	355	37
G-III Apparel Group Ltd.	3,356	97
Lululemon Athletica, Inc.(1)	1,062	221
Ralph Lauren Corp.	157	55
Tapestry, Inc.	801	102
Under Armour, Inc. Class A(1)	18,818	94
		750

Tobacco—0.2%
Altria Group, Inc.	1,435	83
Philip Morris International, Inc.	261	42
Turning Point Brands, Inc.	503	54
		179

Trading Companies & Distributors—0.3%
Fastenal Co.	1,790	72
United Rentals, Inc.	116	94
W.W. Grainger, Inc.	78	78
		244

Water Utilities—0.4%
American States Water Co.	369	27
Consolidated Water Co., Ltd.	1,099	39
Essential Utilities, Inc.	5,556	213
		279

Wireless Telecommunication Services—0.2%
Millicom International Cellular S.A.	781	43
T-Mobile US, Inc.	358	73
		116

Total Common Stocks (Identified Cost $36,623)		37,009

Special Purpose Acquisition Companies—0.0%
Insurance—0.0%
Oscar Health, Inc. Class A(1)	2,136	31
Total Special Purpose Acquisition Companies (Identified Cost $33)		31

Master Limited Partnerships and Related Companies—0.5%
Diversified—0.1%
Black Stone Minerals LP	5,899	78
CVR Partners LP	375	39
		117

Downstream/Other—0.2%
Sunoco LP	701	37
USA Compression Partners LP	1,553	35
Westlake Chemical Partners LP	5,006	95
		167

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Gathering/Processing—0.1%
Western Midstream Partners LP	1,191	$47
Thermal Coal—0.1%
Natural Resource Partners LP	419	44
Total Master Limited Partnerships and Related Companies (Identified Cost $367)		375

Total Long-Term Investments—49.3% (Identified Cost $37,023)		37,415

Short-Term Investments—36.5%
Money Market Mutual Fund—32.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(2)	24,689,105	24,689
Total Money Market Mutual Fund (Identified Cost $24,689)		24,689

	Par Value
U.S. Government Security—4.0%
U.S. Treasury Bills 0.000%, 1/6/26(3)	$3,000	2,999
Total U.S. Government Security (Identified Cost $2,998)		2,999

Total Short-Term Investments (Identified Cost $27,687)		27,688

TOTAL INVESTMENTS—85.8% (Identified Cost $64,710)		$65,103
Other assets and liabilities, net—14.2%		10,781
NET ASSETS—100.0%		$75,884

Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
BTP	Italian Buonie
BUXL	Bundesanleihen
CAC	Cotation Assistée en Continu
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
plc	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	95%
Israel	1
Bermuda	1
Ireland	1
Cayman Islands	1
Canada	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	January 2026	1	$96	$— (1)	$—
FTSE China A50 Index Future	January 2026	393	6,005	—	(46)
FTSE Taiwan Index Future	January 2026	1	95	2	—
Hang Seng Index Future	January 2026	15	2,472	—	(29)
HSCEI Index Future	January 2026	22	1,258	—	(11)
IBEX 35 Index Future	January 2026	1	203	3	—
MSCI Singapore IX ETS Future	January 2026	5	173	—	— (1)
OMXS 30 Index Future	January 2026	5	157	3	—
Brazil Real Future	February 2026	63	1,139	18	—
Gold Future	February 2026	9	3,907	151	—
Live Cattle Future	February 2026	4	371	7	—
Low Sulphur Gas Oil Future	February 2026	8	496	—	(21)
Natural Gas Future	February 2026	3	111	—	(17)
NY Harbor ULSD Future	February 2026	8	713	—	(38)
WTI Crude Future	February 2026	2	115	—	(2)
2 Year U.S. Treasury Note Future	March 2026	8	1,670	1	—
3 Year Australian Bond Future	March 2026	4	280	1	—
5 Year U.S. Treasury Note Future	March 2026	11	1,202	—	(1)
10 Year Canadian Bond Future	March 2026	75	6,607	—	(32)
10 Year U.K. Gilt Future	March 2026	16	1,971	8	—
10 Year U.S. Ultra Future	March 2026	10	1,150	—	(5)
30 Year U.S. Treasury Bond Future	March 2026	2	231	—	(2)
Australian Dollar Future	March 2026	4	267	3	—
Brent Crude Future	March 2026	7	426	—	(13)
Canadian Dollar Future	March 2026	68	4,972	27	—
Coffee ’C’ Future	March 2026	3	392	—	(47)
Copper Future	March 2026	6	852	33	—
Euro FX Currency Future	March 2026	70	10,307	37	—
Euro STOXX 50® Index Future	March 2026	22	1,510	7	—
Euro-BTP Future	March 2026	7	883	—	(1)
Euro-BTP Future	March 2026	10	1,412	—	— (1)
Euro-OAT Future	March 2026	38	5,385	—	(4)
FTSE 100 Index Future	March 2026	2	268	5	—
FTSE/JSE Top 40 Future	March 2026	2	132	2	—
Japanese Yen Future	March 2026	25	2,006	—	(16)
LME Aluminium Future	March 2026	12	898	40	—
LME Nickel Future	March 2026	2	200	1	—
LME Zinc Future	March 2026	12	936	33	—
Mexican Peso Future	March 2026	96	2,646	38	—
MSCI EAFE® Index Future	March 2026	32	4,643	85	—
MSCI Emerging Markets Index Future	March 2026	96	6,775	79	—
Nasdaq 100® E-Mini Index Future	March 2026	10	5,091	—	(100)
S&P 500® E-Mini Index Future	March 2026	4	1,378	—	(13)
S&P Mid 400® E-Mini Index Future	March 2026	10	3,325	—	(97)
S&P/TSX 60 Index Future	March 2026	1	271	1	—
Soybean Future	March 2026	12	629	—	(24)
SPI 200 Index Future	March 2026	2	289	—	— (1)
STOXX Europe 600 Future	March 2026	106	3,706	60	—
TOPIX Index Future	March 2026	11	2,397	26	—
U.S. Treasury Ultra Bond Future	March 2026	1	118	—	(1)
				$671	$(520)
Short Contracts:
Indian Rupee Future	January 2026	(180)	(3,996)	—	(13)
Gasoline RBOB Future	February 2026	(5)	(360)	16	—
10 Year Australian Bond Future	March 2026	(119)	(8,695)	—	(33)
10 Year Euro-Bund Future	March 2026	(15)	(2,249)	—	(2)
30 Year Euro-BUXL Bond Future	March 2026	(1)	(129)	—	(2)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month EURIBOR Future	March 2026	(3)	$(863)	$— (1)	$—
3-Month SONIA Index Future	March 2026	(29)	(9,424)	—	— (1)
British Pound Future	March 2026	(9)	(757)	3	—
Cocoa Future	March 2026	(5)	(303)	—	(7)
Corn Future	March 2026	(62)	(1,365)	14	—
Cotton No. 2 Future	March 2026	(10)	(321)	6	—
Euro-Schatz Future	March 2026	(3)	(376)	— (1)	—
LME Aluminium Future	March 2026	(4)	(299)	—	(8)
LME Nickel Future	March 2026	(4)	(399)	—	(45)
LME Zinc Future	March 2026	(2)	(156)	—	(5)
Russell 2000® E-Mini Index Future	March 2026	(28)	(3,497)	68	—
Soybean Meal Future	March 2026	(24)	(719)	56	—
Soybean Oil Future	March 2026	(20)	(583)	18	—
Sugar #11World Future	March 2026	(20)	(336)	—	(10)
Wheat Future	March 2026	(17)	(431)	18	—
3-Month SOFR Future	June 2026	(31)	(7,493)	—	— (1)
				199	(125)
Total				$870	$(645)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	625	USD	793	UBS AG	03/18/26	$2	$—
NOK	34,000	USD	3,361	UBS AG	03/18/26	11	—
PLN	2,000	USD	550	UBS AG	03/18/26	7	—
USD	3,924	CHF	3,125	UBS AG	03/18/26	—	(54)
USD	199	NOK	2,000	UBS AG	03/18/26	1	—
USD	2,558	NZD	4,400	UBS AG	03/18/26	17	—
USD	4,097	SEK	38,000	UBS AG	03/18/26	—	(48)
USD	1,261	SGD	1,625	UBS AG	03/18/26	—	(9)
ZAR	13,500	USD	788	UBS AG	03/18/26	23	—
Total						$61	$(111)

Over-the-counter equity basket total return swap outstanding as of December 31, 2025 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(13,942)	$—	$(13,942)	(18.37)%
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC (“MS”) as of December 31, 2025:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Archer Aviation, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(2,581)	$(19)	$(19)	$—
Intuitive Machines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,578)	(58)	(58)	—
						(77)	(77)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(47)	(47)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(399)	(40)	(40)	—
						(87)	(87)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(578)	(44)	(44)	—

Banks
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,504)	(54)	(54)	—
Cullen Bankers, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(298)	(38)	(38)	—
CVB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,795)	(52)	(52)	—
Eastern Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,040)	(56)	(56)	—
Firstsun Capital Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(663)	(25)	(25)	—
Huntington Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,374)	(267)	(267)	—
Keycorp	USFF -0.450%	Quarterly	MS	5/2/2028	(3,007)	(62)	(62)	—
Mechanics Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,098)	(60)	(60)	—
Nicolet Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(461)	(56)	(56)	—
Pinnacle Financial Partners	USFF -0.450%	Quarterly	MS	5/2/2028	(3,836)	(366)	(366)	—
Texas Capital Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(588)	(53)	(53)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(990)	(62)	(62)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,245)	(37)	(37)	—
						(1,188)	(1,188)	—
Beverages
Brown-Forman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,456)	(38)	(38)	—
Keurig Dr Pepper, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,290)	(36)	(36)	—
Molson Coors Beverage Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,732)	(81)	(81)	—
						(155)	(155)	—
Biotechnology
Amicus Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,950)	(56)	(56)	—
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(595)	(39)	(39)	—
Biocryst Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,900)	(23)	(23)	—
Biomarin Pharmaceutical, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,225)	(192)	(192)	—
Cytokinetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(562)	(36)	(36)	—
Ideaya Biosciences, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,282)	(44)	(44)	—
Immunovant, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,410)	(36)	(36)	—
Sarepta Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,519)	(33)	(33)	—
Scholar Rock Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(573)	(25)	(25)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,568)	(113)	(113)	—
						(597)	(597)	—
Broadline Retail
Amazon.com, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(109)	(25)	(25)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Building Products
Carrier Global Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,439)	$(76)	$(76)	$—
CSW Industrials, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(233)	(68)	(68)	—
Masterbrand, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(11,564)	(128)	(128)	—
Tecnoglass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,318)	(66)	(66)	—
						(338)	(338)	—
Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(187)	(42)	(42)	—
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,589)	(40)	(40)	—
Stepstone Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(867)	(56)	(56)	—
						(138)	(138)	—
Chemicals
Air Products & Chemicals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(337)	(83)	(83)	—
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(802)	(113)	(113)	—
Chemours Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(3,363)	(39)	(39)	—
Dow, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,612)	(38)	(38)	—
Olin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,717)	(36)	(36)	—
Perimeter Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,022)	(56)	(56)	—
Sherwin-Williams Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(104)	(34)	(34)	—
Westlake Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,271)	(94)	(94)	—
						(493)	(493)	—
Commercial Services & Supplies
Montrose Environmental Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(832)	(21)	(21)	—

Communications Equipment
Applied Optoelectronics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,015)	(70)	(70)	—

Construction & Engineering
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(124)	(8)	(8)	—

Consumer Finance
Navient Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,358)	(57)	(57)	—

Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5,261)	(44)	(44)	—

Diversified Consumer Services
Coursera, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,574)	(100)	(100)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,326)	$(61)	$(61)	$—
CTO Realty Growth, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,946)	(54)	(54)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(895)	(27)	(27)	—
Global Net Lease, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,682)	(66)	(66)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(641)	(11)	(11)	—
Host Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,270)	(58)	(58)	—
Ryman Hospitality Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(266)	(25)	(25)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(805)	(52)	(52)	—
						(354)	(354)	—
Diversified Telecommunication Services
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,431)	(73)	(73)	—
Liberty Global Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,401)	(49)	(49)	—
						(122)	(122)	—
Electric Utilities
Alliant Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(926)	(60)	(60)	—
Centerpoint Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,550)	(60)	(60)	—
						(120)	(120)	—
Electrical Equipment
Sensata Technologies Holding plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,118)	(37)	(37)	—
Vertiv Holdings Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(95)	(16)	(16)	—
						(53)	(53)	—
Electronic Equipment, Instruments & Components
Coherent Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(698)	(129)	(129)	—
Corning, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(650)	(57)	(57)	—
Ouster, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,770)	(60)	(60)	—
						(246)	(246)	—
Energy Equipment & Services
Archrock, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,442)	(89)	(89)	—
Noble Corp. plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,445)	(41)	(41)	—
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,166)	(56)	(56)	—
Propetro Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,156)	(49)	(49)	—
Tidewater, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(700)	(35)	(35)	—
Transocean Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,658)	(32)	(32)	—
Valaris Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(726)	(37)	(37)	—
Weatherford International plc	USFF -0.450%	Quarterly	MS	5/2/2028	(523)	(41)	(41)	—
						(380)	(380)	—
Financial Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,485)	(110)	(110)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,442)	(54)	(54)	—
Stoneco Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,283)	(34)	(34)	—
						(198)	(198)	—
Food Products
Freshpet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(589)	(36)	(36)	—
J M Smucker Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(781)	(77)	(77)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,369)	(33)	(33)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,380)	(128)	(128)	—
						(274)	(274)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(157)	$(26)	$(26)	$—

Ground Transportation
RXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,082)	(39)	(39)	—
Saia, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(149)	(49)	(49)	—
						(88)	(88)	—
Health Care REITs
Alexandria Real Estate Equities, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,719)	(84)	(84)	—
Caretrust REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,134)	(77)	(77)	—
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(855)	(34)	(34)	—
						(195)	(195)	—
Healthcare Equipment & Supplies
Abbott Laboratories	USFF -0.450%	Quarterly	MS	5/2/2028	(148)	(18)	(18)	—
Align Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(665)	(104)	(104)	—
Baxter International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,217)	(80)	(80)	—
Becton Dickinson & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(205)	(40)	(40)	—
Cooper Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(387)	(32)	(32)	—
Glaukos Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(428)	(48)	(48)	—
Inspire Medical Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(208)	(19)	(19)	—
Lantheus Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(956)	(64)	(64)	—
Quidelortho Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,148)	(33)	(33)	—
Teleflex, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(416)	(51)	(51)	—
Zimmer Biomet Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(775)	(70)	(70)	—
						(559)	(559)	—
Healthcare Providers & Services
Fulgent Genetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(818)	(22)	(22)	—

Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(266)	(12)	(12)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(254)	(56)	(56)	—
						(68)	(68)	—
Hotels, Restaurants & Leisure
Churchill Downs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(680)	(77)	(77)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(634)	(22)	(22)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,670)	(63)	(63)	—
Makemytrip Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(613)	(50)	(50)	—
Marriott International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(306)	(95)	(95)	—
Norwegian Cruise Line Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,509)	(123)	(123)	—
Pursuit Attractions and Hospitality, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,883)	(63)	(63)	—
						(493)	(493)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(146)	(14)	(14)	—
Lennar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(406)	(42)	(42)	—
						(56)	(56)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(801)	$(88)	$(88)	$—

Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,947)	(38)	(38)	—
Lineage, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(218)	(7)	(7)	—
One Liberty Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,319)	(27)	(27)	—
Prologis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,150)	(147)	(147)	—
						(219)	(219)	—
Insurance
Fidelis Insurance Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,829)	(55)	(55)	—
Fidelity National Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(663)	(36)	(36)	—
Hippo Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(644)	(19)	(19)	—
Loews Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(242)	(26)	(26)	—
						(136)	(136)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(355)	(3)	(3)	—

IT Services
Epam Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(277)	(57)	(57)	—
International Business Machines Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(156)	(46)	(46)	—
						(103)	(103)	—
Leisure Products
Hasbro, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(670)	(55)	(55)	—
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,738)	(34)	(34)	—
						(89)	(89)	—
Life Sciences Tools & Services
Avantor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,650)	(42)	(42)	—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,199)	(56)	(56)	—
Charles River Laboratories International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(223)	(44)	(44)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(177)	(41)	(41)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(89)	(52)	(52)	—
						(235)	(235)	—
Machinery
Dover Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(408)	(80)	(80)	—
Stanley Black & Decker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,078)	(80)	(80)	—
Terex Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,221)	(225)	(225)	—
						(385)	(385)	—
Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(453)	(95)	(95)	—
EchoStar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,032)	(112)	(112)	—
Sirius Xm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,677)	(73)	(73)	—
						(280)	(280)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Metals & Mining
Cleveland-Cliffs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,116)	$(68)	$(68)	$—
Coeur Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,968)	(88)	(88)	—
Ferroglobe plc	USFF -0.450%	Quarterly	MS	5/2/2028	(10,258)	(48)	(48)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,347)	(53)	(53)	—
SSR Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,364)	(52)	(52)	—
						(309)	(309)	—
Mortgage Real Estate Investment Trusts (REITs)
Adamas Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,828)	(35)	(35)	—
AGNC Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(93)	(1)	(1)	—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,455)	(55)	(55)	—
Blackstone Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,014)	(39)	(39)	—
Franklin BSP Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,590)	(36)	(36)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(446)	(5)	(5)	—
Pennymac Mortgage Investment Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(2,844)	(36)	(36)	—
Two Harbors Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,608)	(48)	(48)	—
						(255)	(255)	—
Multi-Utilities
Ameren Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(331)	(33)	(33)	—
Black Hills Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,250)	(295)	(295)	—
Dominion Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,336)	(78)	(78)	—
						(406)	(406)	—
Oil, Gas & Consumable Fuels
Chord Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(417)	(39)	(39)	—
CVR Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(652)	(17)	(17)	—
Delek U.S. Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(762)	(23)	(23)	—
Diamondback Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(493)	(74)	(74)	—
Expand Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(88)	(10)	(10)	—
Green Plains, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,892)	(48)	(48)	—
HF Sinclair Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(828)	(38)	(38)	—
Kinder Morgan, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,815)	(77)	(77)	—
Murphy Oil Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,227)	(38)	(38)	—
Northern Oil & Gas, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,807)	(82)	(82)	—
PBF Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,650)	(72)	(72)	—
Scorpio Tankers, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(833)	(42)	(42)	—
SM Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(14,218)	(266)	(266)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,600)	(100)	(100)	—
Williams Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,244)	(75)	(75)	—
						(1,001)	(1,001)	—
Passenger Airlines
Alaska Air Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,157)	(58)	(58)	—

Personal Care Products
elf Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(651)	(50)	(50)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(699)	(73)	(73)	—
						(123)	(123)	—
Pharmaceuticals
Bausch Health Cos., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,796)	(33)	(33)	—
Crinetics Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(856)	(40)	(40)	—
						(73)	(73)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Professional Services
Blacksky Technology, Inc.	USFF -0.640%	Quarterly	MS	5/2/2028	(2,222)	$(42)	$(42)	$—
Paycom Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(534)	(85)	(85)	—
Transunion	USFF -0.450%	Quarterly	MS	5/2/2028	(1,047)	(90)	(90)	—
						(217)	(217)	—
Residential REITs
Elme Communities	USFF -0.450%	Quarterly	MS	5/2/2028	(3,568)	(62)	(62)	—
NexPoint Residential Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,219)	(37)	(37)	—
						(99)	(99)	—
Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(2,943)	(60)	(60)	—
Agree Realty Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(842)	(61)	(61)	—
Cbl & Associates Properties	USFF -0.450%	Quarterly	MS	5/2/2028	(1,396)	(52)	(52)	—
NNN REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(751)	(30)	(30)	—
Realty Income Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(463)	(26)	(26)	—
						(229)	(229)	—
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(815)	(32)	(32)	—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(275)	(59)	(59)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,929)	(235)	(235)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,127)	(36)	(36)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(826)	(70)	(70)	—
First Solar, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(141)	(37)	(37)	—
FormFactor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(703)	(39)	(39)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,132)	(21)	(21)	—
Impinj, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(197)	(34)	(34)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(569)	(48)	(48)	—
Microchip Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(678)	(43)	(43)	—
MKS, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(209)	(33)	(33)	—
Onto Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(296)	(47)	(47)	—
Semtech Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(163)	(12)	(12)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(163)	(58)	(58)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(347)	(26)	(26)	—
						(830)	(830)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(832)	$(11)	$(11)	$—
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(215)	(35)	(35)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,192)	(16)	(16)	—
BILL Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(234)	(13)	(13)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,235)	(42)	(42)	—
C3.Ai, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,457)	(20)	(20)	—
Clearwater Analytics Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,430)	(59)	(59)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,091)	(33)	(33)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(411)	(15)	(15)	—
HubSpot, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(88)	(35)	(35)	—
Klaviyo, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,290)	(42)	(42)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(184)	(27)	(27)	—
Nebius Group NV	USFF -0.590%	Quarterly	MS	5/2/2028	(445)	(37)	(37)	—
Palo Alto Networks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,386)	(255)	(255)	—
Porch Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,248)	(57)	(57)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,593)	(84)	(84)	—
Salesforce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(89)	(24)	(24)	—
Strategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(301)	(46)	(46)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(954)	(16)	(16)	—
						(867)	(867)	—
Specialized REITs
American Tower Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(232)	(41)	(41)	—
Equinix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(64)	(49)	(49)	—
Rayonier, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,598)	(229)	(229)	—
						(319)	(319)	—
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(650)	(82)	(82)	—
Advance Auto Parts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,008)	(79)	(79)	—
American Eagle Outfitters, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,357)	(36)	(36)	—
RealReal, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(834)	(13)	(13)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,113)	(24)	(24)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(541)	(54)	(54)	—
						(288)	(288)	—
Textiles, Apparel & Luxury Goods
Nike, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(934)	(59)	(59)	—
On Holding AG	USFF -0.450%	Quarterly	MS	5/2/2028	(960)	(45)	(45)	—
PVH Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(554)	(37)	(37)	—
						(141)	(141)	—
Trading Companies & Distributors
QXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,397)	(46)	(46)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,392)	(83)	(83)	—
						(129)	(129)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,789)	(364)	(364)	—

Total						$(13,942)	$(13,942)	$—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Security	$2,999	$—	$2,999
Equity Securities:
Common Stocks	37,009	37,009	—
Master Limited Partnerships and Related Companies	375	375	—
Special Purpose Acquisition Companies	31	31	—
Money Market Mutual Fund	24,689	24,689	—
Other Financial Instruments:
Futures Contracts	870	870	—
Forward Foreign Currency Exchange Contracts*	61	—	61
Total Assets	66,034	62,974	3,060
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(111)	—	(111)
Over-the-Counter Equity Basket Total Return Swap*	— (1)	—	— (1)
Futures Contracts	(645)	(645)	—
Total Liabilities	(756)	(645)	(111)
Total Investments	$65,278	$62,329	$2,949

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Short-Term Investments—71.2%
Certificates of Deposits—41.6%
Bank of America N.A. 4.240%, 2/17/26	$35,000	$35,020
Bank of Montreal (SOFR + 0.360%) 4.070%, 5/7/26(1)	40,000	40,023
Bank of Nova Scotia (SOFR + 0.260%) 3.970%, 5/21/26(1)	25,000	25,007
BNP Paribas S.A. 4.000%, 3/4/26	30,000	30,011
Canadian Imperial Bank of Commerce (SOFR + 0.370%) 4.080%, 1/23/26(1)	10,000	10,002
Crédit Agricole Corporate and Investment Bank 4.050%, 6/1/26	16,000	16,017
DG Bank 4.160%, 3/3/26	40,000	40,026
First Abu Dhabi Bank USA N.V. 3.970%, 5/5/26	20,500	20,509
Mizuho Bank Ltd. 4.270%, 2/25/26	43,000	43,029
Mizuho Bank Ltd. 3.760%, 1/12/26	2,000	2,000
MUFG Bank, Ltd. 3.990%, 2/5/26	24,500	24,508
Nordea Bank Abp 3.980%, 3/25/26	20,000	20,012
Oversea-Chinese Banking Corp., Ltd. 4.080%, 2/11/26	25,000	25,005
Oversea-Chinese Banking Corp., Ltd. 3.850%, 3/18/26	13,000	13,000
Royal Bank of Canada 4.300%, 4/22/26	32,000	32,048
Sumitomo Mitsui Banking Corp. 3.990%, 3/4/26	12,000	12,005
Swedbank AB 3.920%, 3/30/26	15,000	15,007
Toronto-Dominion Bank 4.310%, 4/10/26	27,000	27,029
Westpac Banking Corp. (SOFR + 0.400%) 4.110%, 4/20/26(1)	32,000	32,024
Total Certificates of Deposits (Identified Cost $462,006)		462,282

Commercial Paper—4.1%
Skandinaviska Enskilda Banken Ab 0.000%, 4/27/26(2)	46,000	45,442
Total Commercial Paper (Identified Cost $45,419)		45,442

U.S. Government Securities—25.5%
U.S. Treasury Bills
0.000%, 1/2/26(2)	15,000	15,000
0.000%, 1/6/26(2)	95,000	94,964
0.000%, 1/8/26(2)	10,000	9,994
0.000%, 1/13/26(2)	30,000	29,968
0.000%, 1/20/26(2)	25,000	24,956
0.000%, 1/22/26(2)	20,000	19,960
0.000%, 1/27/26(2)	25,000	24,939
0.000%, 1/29/26(2)	20,000	19,947
0.000%, 2/3/26(2)	5,000	4,984
	Par Value	Value

0.000%, 2/10/26(2)	$5,000	$4,981
0.000%, 4/9/26(2)(3)	35,000	34,665
Total U.S. Government Securities (Identified Cost $284,330)		284,358

Total Short-Term Investments (Identified Cost $791,755)		792,082

TOTAL INVESTMENTS—71.2% (Identified Cost $791,755)		$792,082
Other assets and liabilities, net—28.8%		319,738
NET ASSETS—100.0%		$1,111,820

Abbreviations:
BNP	BNP Paribas
BOBL	Bundesobligation
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
KC HRW	Kansas City Hard Red Winter
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the security is segregated as collateral for open futures contracts.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	40%
Canada	17
Japan	10
Sweden	8
France	6
Germany	5
Singapore	5
Other	9
Total	100%
† % of total investments as of December 31, 2025.

Exchange-traded futures contracts as of December 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	January 2026	182	$17,440	$28	$—
FTSE China A50 Future	January 2026	1,282	19,589	—	(149)
FTSE Taiwan Index Future	January 2026	177	16,787	335	—
Hang Seng Index Future	January 2026	77	12,688	—	(149)
HSCEI Index Future	January 2026	142	8,122	—	(69)
IBEX 35 Index Future	January 2026	193	39,192	656	—
IFSC Nifty 50 Future	January 2026	302	15,870	—	(65)
MSCI Singapore IX ETS Future	January 2026	454	15,744	—	(4)
OMXS 30 Index Future	January 2026	896	28,177	556	—
Brazil Real Future	February 2026	550	9,944	161	—
Gold Future	February 2026	111	48,186	2,710	—
Live Cattle Future	February 2026	104	9,635	458	—
Low Sulphur Gas Oil Future	February 2026	80	4,960	—	(208)
SGX Iron Ore Future	February 2026	1,177	12,371	145	—
2 Year U.S. Treasury Note Future	March 2026	263	54,912	—	(28)
5 Year U.S. Treasury Note Future	March 2026	660	72,141	—	(188)
10 Year U.K. Gilt Future	March 2026	200	24,632	150	—
10 Year U.S. Treasury Note Future	March 2026	453	50,934	—	(346)
10 Year U.S. Ultra Future	March 2026	330	37,955	—	(326)
30 Year U.S. Treasury Bond Future	March 2026	147	16,992	—	(113)
3-Month SONIA Index Future	March 2026	496	161,179	—	(26)
Aluminium Future	March 2026	2	149	4	—
Australian Dollar Future	March 2026	1,938	129,323	—	(49)
British Pound Future	March 2026	677	56,944	75	—
Canadian Dollar Future	March 2026	1,689	123,500	—	(325)
Coffee ’C’ Future	March 2026	39	5,100	—	(721)
Copper Future	March 2026	114	16,194	1,659	—
DAX Index Future	March 2026	20	14,508	135	—
DJIA Mini E-CBOT Future	March 2026	223	53,895	399	—
Euro FX Currency Future	March 2026	752	110,732	349	—
Euro STOXX 50® Index Future	March 2026	542	37,205	165	—
Euro-BTP Future	March 2026	133	18,784	—	(46)
FTSE 100 Index Future	March 2026	293	39,262	685	—
FTSE/JSE Top 40 Future	March 2026	124	8,188	106	—
FTSE/MIB Index Future	March 2026	87	23,032	491	—
LME Aluminium Future	March 2026	816	61,087	3,774	—
LME Copper Future	March 2026	79	24,570	3,274	—
LME Nickel Future	March 2026	188	18,769	861	—
LME Zinc Future	March 2026	163	12,710	513	—
MSCI EAFE® Index Future	March 2026	373	54,124	996	—
MSCI Emerging Markets Index Future	March 2026	420	29,639	347	—
Nasdaq 100® E-Mini Index Future	March 2026	82	41,749	—	(816)
Nikkei 225 Stock Average Future	March 2026	49	15,766	—	(25)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Palladium Future	March 2026	50	$8,257	$1,042	$—
Russell 2000® E-Mini Index Future	March 2026	236	29,476	—	(1,366)
S&P 500® E-Mini Index Future	March 2026	198	68,236	—	(139)
S&P Mid 400® E-Mini Index Future	March 2026	68	22,611	—	(620)
S&P/TSX 60 Index Future	March 2026	289	78,407	352	—
Silver Future	March 2026	56	19,769	5,542	—
SPI 200 Index Future	March 2026	99	14,330	—	(8)
STOXX Europe 600 Future	March 2026	461	16,118	259	—
TOPIX Index Future	March 2026	104	22,664	252	—
Platinum Future	April 2026	105	10,732	427	—
3-Month CORRA Future	June 2026	472	83,981	—	(17)
ECX Emission Future	December 2026	278	28,544	1,687	—
				$28,593	$(5,803)
Short Contracts:
Indian Rupee Future	January 2026	(1,061)	(23,556)	—	(79)
Korean Won Future	January 2026	(66)	(1,141)	—	(18)
Gasoline RBOB Future	February 2026	(27)	(1,945)	2	—
Natural Gas Future	February 2026	(53)	(1,954)	—	(36)
WTI Crude Future	February 2026	(369)	(21,188)	255	—
3 Year Australian Bond Future	March 2026	(4,655)	(326,170)	—	(559)
10 Year Australian Bond Future	March 2026	(2,457)	(179,519)	—	(658)
10 Year Canadian Bond Future	March 2026	(184)	(16,209)	—	(29)
10 Year Euro-Bund Future	March 2026	(640)	(95,949)	—	(135)
10 Year Japanese Bond Future	March 2026	(47)	(39,730)	277	—
30 Year Euro-BUXL Bond Future	March 2026	(413)	(53,448)	455	—
3-Month EURIBOR Future	March 2026	(2,088)	(600,940)	253	—
90-Day Bank Bill Future	March 2026	(1,936)	(1,279,902)	747	—
Brent Crude Future	March 2026	(305)	(18,559)	13	—
Cocoa Future	March 2026	(78)	(4,731)	—	(439)
Cocoa Future	March 2026	(47)	(2,773)	—	(190)
Corn Future	March 2026	(219)	(4,821)	47	—
Cotton No. 2 Future	March 2026	(415)	(13,336)	177	—
Euro-BOBL Future	March 2026	(1,235)	(168,591)	—	(196)
Euro-BTP Future	March 2026	(595)	(75,050)	—	(102)
Euro-OAT Future	March 2026	(380)	(53,853)	—	(100)
Euro-Schatz Future	March 2026	(3,994)	(501,245)	66	—
Japanese Yen Future	March 2026	(1,324)	(106,226)	837	—
KC HRW Wheat Future	March 2026	(204)	(5,250)	246	—
LME Aluminium Future	March 2026	(285)	(21,336)	—	(870)
LME Copper Future	March 2026	(17)	(5,287)	—	(129)
LME Nickel Future	March 2026	(215)	(21,464)	—	(2,541)
LME Zinc Future	March 2026	(19)	(1,481)	18	—
Soybean Future	March 2026	(36)	(1,886)	11	—
Soybean Meal Future	March 2026	(49)	(1,467)	4	—
Soybean Oil Future	March 2026	(97)	(2,826)	—	(9)
Sugar #11World Future	March 2026	(927)	(15,584)	—	(178)
U.S. Treasury Ultra Bond Future	March 2026	(22)	(2,596)	1	—
Wheat Future	March 2026	(508)	(12,878)	782	—
3-Month SOFR Future	June 2026	(926)	(223,837)	—	(6)
				4,191	(6,274)
Total				$32,784	$(12,077)

See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	29,250	USD	36,949	UBS AG	03/18/26	$285	$—
CNH	418,000	USD	59,551	UBS AG	03/18/26	648	—
MXN	1,627,000	USD	88,052	UBS AG	03/18/26	1,609	—
NOK	216,000	USD	21,341	UBS AG	03/18/26	81	—
NZD	126,300	USD	73,626	UBS AG	03/18/26	—	(694)
PLN	222,500	USD	61,182	UBS AG	03/18/26	770	—
SEK	642,000	USD	69,526	UBS AG	03/18/26	494	—
SGD	59,750	USD	46,631	UBS AG	03/18/26	89	—
TRY	189,900	USD	4,142	UBS AG	03/18/26	32	—
USD	11,025	CHF	8,750	UBS AG	03/18/26	—	(113)
USD	14,890	MXN	273,500	UBS AG	03/18/26	—	(182)
USD	86,504	NZD	148,900	UBS AG	03/18/26	523	—
USD	2,621	PLN	9,500	UBS AG	03/18/26	—	(24)
USD	34,640	SGD	44,625	UBS AG	03/18/26	—	(254)
USD	456	TRY	21,000	UBS AG	03/18/26	—	(6)
ZAR	1,147,000	USD	66,712	UBS AG	03/18/26	2,170	—
Total						$6,701	$(1,273)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$284,358	$—	$284,358
Commercial Paper	45,442	—	45,442
Certificates of Deposits	462,282	—	462,282
Other Financial Instruments:
Futures Contracts	32,784	32,784	—
Forward Foreign Currency Exchange Contracts*	6,701	—	6,701
Total Assets	831,567	32,784	798,783
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(1,273)	—	(1,273)
Futures Contracts	(12,077)	(12,077)	—
Total Liabilities	(13,350)	(12,077)	(1,273)
Total Investments	$818,217	$20,707	$797,510

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$65,103	$792,082
Cash	3,317	45,299
Cash pledged as collateral for derivatives	4,316	19,605
Cash pledged as collateral for futures contracts	4,444	78,073
Unrealized appreciation on futures contracts (LME)	74	8,440
Unrealized appreciation on forward foreign currency exchange contracts	61	6,701
Receivables
Investment securities sold	66	—
Fund shares sold	112	180,997
Dividends and interest	194	4,734
Prepaid expenses	22	11
Other assets	12	155
Total assets	77,721	1,136,097
Liabilities
Due to broker for futures and swap contracts	137	133
Variation margin payable on futures contracts	318	8,479
Unrealized depreciation on futures contracts (LME)	58	3,540
Unrealized depreciation on forward foreign currency exchange contracts	111	1,273
Payables
Fund shares repurchased	26	9,044
Investment securities purchased	1,009	—
Investment advisory fees	60	1,028
Distribution and service fees	3	16
Administration and accounting fees	29	136
Transfer agent and sub-transfer agent fees and expenses	20	292
Professional fees	45	57
Trustee deferred compensation plan	12	155
Interest expense and/or commitment fees	— (a)	6
Other accrued expenses	9	118
Total liabilities	1,837	24,277
Commitments and contingencies (Note 4D)	—	—
Net Assets	$75,884	$1,111,820
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$90,230	$1,830,663
Accumulated earnings (loss)	(14,346)	(718,843)
Net Assets	$75,884	$1,111,820
Net Assets:
Class A	$10,359	$29,067
Class C	$998	$9,643
Class I	$56,431	$889,041
Class R6	$8,096	$184,069
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	926,970	3,816,029
Class C	97,774	1,381,158
Class I	4,907,485	114,857,099
Class R6	703,125	23,901,688
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
(Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$11.18	$7.62
Class C	$10.21	$6.98
Class I	$11.50	$7.74
Class R6	$11.51	$7.70
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.83	$8.06
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$64,710	$791,755

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2025
($ reported in thousands)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$1,542	$3,078
Interest	1,844	55,891
Foreign taxes withheld	(2)	—
Total investment income	3,384	58,969
Expenses
Investment advisory fees	1,204	17,531
Distribution and service fees, Class A	27	108
Distribution and service fees, Class C	10	114
Administration and accounting fees	135	1,405
Transfer agent fees and expenses	48	626
Sub-transfer agent fees and expenses, Class A	9	59
Sub-transfer agent fees and expenses, Class C	1	12
Sub-transfer agent fees and expenses, Class I	90	1,851
Custodian fees	4	3
Printing fees and expenses	10	101
Professional fees	61	110
Interest expense and/or commitment fees	— (a)	9
Registration fees	57	107
Trustees’ fees and expenses	9	121
Miscellaneous expenses	27	111
Total expenses	1,692	22,268
Less net expenses reimbursed and/or waived by investment adviser(1)	(303)	(1,894)
Net expenses	1,389	20,374
Net investment income (loss)	1,995	38,595
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,426	(1,498)
Foreign currency transactions	2	(13)
Forward foreign currency exchange contracts	195	(14,537)
Futures	3,743	(211,088)
Swaps	(1,277)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(810)	(383)
Foreign currency transactions	(1)	(5,284)
Forward foreign currency exchange contracts	(306)	(18,578)
Futures	931	6,678
Net realized and unrealized gain (loss) on investments	4,903	(244,703)
Net increase (decrease) in net assets resulting from operations	$6,898	$(206,108)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,995	$3,548	$38,595	$79,027
Net realized gain (loss)	5,089	14,599	(227,136)	(148,405)
Net change in unrealized appreciation (depreciation)	(186)	(3,829)	(17,567)	846
Increase (decrease) in net assets resulting from operations	6,898	14,318	(206,108)	(68,532)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(607)	(738)
Class C	—	—	(136)	(55)
Class I	—	—	(11,075)	(24,480)
Class R6	—	—	(4,803)	(2,727)
Total dividends and distributions to shareholders	—	—	(16,621)	(28,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,060)	(1,990)	(21,491)	(11,067)
Class C	(328)	(453)	(3,619)	(6,271)
Class I	(42,414)	(63,193)	(568,727)	(238,244)
Class R6	(8,413)	(2,113)	37,852	(24,398)
Increase (decrease) in net assets from capital transactions	(53,215)	(67,749)	(555,985)	(279,980)
Net increase (decrease) in net assets	(46,317)	(53,431)	(778,714)	(376,512)
Net Assets
Beginning of period	122,201	175,632	1,890,534	2,267,046
End of Period	$75,884	$122,201	$1,111,820	$1,890,534
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

AlphaSimplex Global Alternatives Fund
Class A
1/1/25 to 12/31/25	$10.50	0.17	0.51	0.68	—	—	—	0.68	$11.18	6.48%	$10,359	1.49%	1.76%	1.56%	514%
1/1/24 to 12/31/24	9.59	0.24	0.67	0.91	—	—	—	0.91	10.50	9.49	11,774	1.49	1.76	2.37	512
1/1/23 to 12/31/23	9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	9.59	3.46	12,622	1.49	1.67	2.73	335
1/1/22 to 12/31/22	10.78	— (6)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (7)	13,627	1.49 (8)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (7)	16,882	1.51 (8)(9)(10)	1.62 (9)(10)	(0.91)	115
Class C
1/1/25 to 12/31/25	$9.66	0.08	0.47	0.55	—	—	—	0.55	$10.21	5.69%	$998	2.24%	2.54%	0.82%	514%
1/1/24 to 12/31/24	8.89	0.15	0.62	0.77	—	—	—	0.77	9.66	8.66	1,270	2.24	2.55	1.63	512
1/1/23 to 12/31/23	9.04	0.19	0.05	0.24	(0.39)	—	(0.39)	(0.15)	8.89	2.64	1,600	2.24	2.43	2.02	335
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (7)	2,869	2.24 (8)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (7)	3,109	2.26 (8)(9)(10)	2.37 (9)(10)	(1.61)	115
Class I*
1/1/25 to 12/31/25	$10.77	0.20	0.53	0.73	—	—	—	0.73	$11.50	6.78%	$56,431	1.24%	1.52%	1.86%	514%
1/1/24 to 12/31/24	9.82	0.28	0.67	0.95	—	—	—	0.95	10.77	9.67	93,204	1.24	1.53	2.66	512
1/1/23 to 12/31/23	9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	9.82	3.69	145,224	1.24	1.41	2.97	335
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (7)	166,448	1.24 (8)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (7)	322,349	1.26 (8)(9)(10)	1.37 (9)(10)	(0.60)	115
Class R6**
1/1/25 to 12/31/25	$10.78	0.21	0.52	0.73	—	—	—	0.73	$11.51	6.77%	$8,096	1.19%	1.42%	1.89%	514%
1/1/24 to 12/31/24	9.82	0.28	0.68	0.96	—	—	—	0.96	10.78	9.78	15,953	1.19	1.44	2.65	512
1/1/23 to 12/31/23	9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	9.82	3.69	16,186	1.19	1.33	3.06	335
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (7)	30,952	1.19 (8)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (7)	142	1.21 (8)(9)(10)	1.98 (9)(10)	(0.70)	115

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/25 to 12/31/25	$8.61	0.19	(1.04)	(0.85)	(0.14)	—	(0.14)	(0.99)	$7.62	(9.86) %	$29,067	1.70%	1.83%	2.50%	— % (11)
1/1/24 to 12/31/24	9.03	0.31	(0.62)	(0.31)	(0.11)	—	(0.11)	(0.42)	8.61	(3.44)	57,452	1.70	1.82	3.32	— (11)
1/1/23 to 12/31/23	10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	9.03	(10.59)	71,167	1.70	1.77	3.06	— (11)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (12)	1.70 (12)	0.37	— (11)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (7)	51,356	1.72 (8)(13)	1.76 (13)	(1.63)	— (11)
Class C
1/1/25 to 12/31/25	$7.92	0.12	(0.96)	(0.84)	(0.10)	—	(0.10)	(0.94)	$6.98	(10.62) %	$9,643	2.45%	2.54%	1.74%	— % (11)
1/1/24 to 12/31/24	8.29	0.22	(0.56)	(0.34)	(0.03)	—	(0.03)	(0.37)	7.92	(4.13)	15,007	2.45	2.54	2.57	— (11)
1/1/23 to 12/31/23	9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	8.29	(11.24)	21,890	2.45	2.49	2.35	— (11)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (12)	2.45 (12)	(0.56)	— (11)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (7)	17,400	2.47 (8)(13)	2.51 (13)	(2.38)	— (11)
The footnote legend is at the end of the financial highlights.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class I*
1/1/25 to 12/31/25	$8.71	0.21	(1.06)	(0.85)	(0.12)	—	(0.12)	(0.97)	$7.74	(9.78) %	$889,041	1.45%	1.59%	2.76%	— % (11)
1/1/24 to 12/31/24	9.12	0.33	(0.61)	(0.28)	(0.13)	—	(0.13)	(0.41)	8.71	(3.11)	1,650,684	1.45	1.57	3.56	— (11)
1/1/23 to 12/31/23	10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	9.12	(10.41)	1,972,611	1.45	1.51	3.37	— (11)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (12)	1.45 (12)	0.44	— (11)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (7)	1,245,471	1.47 (8)(13)	1.51 (13)	(1.38)	— (11)
Class R6**
1/1/25 to 12/31/25	$8.75	0.22	(1.06)	(0.84)	(0.21)	—	(0.21)	(1.05)	$7.70	(9.61) %	$184,069	1.33%	1.43%	2.85%	— % (11)
1/1/24 to 12/31/24	9.16	0.35	(0.62)	(0.27)	(0.14)	—	(0.14)	(0.41)	8.75	(3.00)	167,391	1.33	1.44	3.68	— (11)
1/1/23 to 12/31/23	10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	9.16	(10.33)	201,378	1.34 (14)	1.39	3.46	— (11)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (11)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (13)	1.38 (13)	(1.29)	— (11)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Amount is less than $0.005 per share.
(7)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(8)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(9)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.

(10)
Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24%
and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.

(11)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(12)	Includes fee/expense recovery of 0.01%.
(13)
Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45%
and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.

(14)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these consolidated financial statements, three funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in these consolidated financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, LLC. As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

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December 31, 2025
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their consolidated financial statements and for derivatives, included in Note 3 below. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of December 31, 2025, the value of each Fund’s investment in its respective Subsidiary was as follows:
	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$1,941	2.56%
AlphaSimplex Managed Futures Strategy Fund	85,295	7.67%
B.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended December 31, 2025, each Fund did not incur material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.
Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.
MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
I.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
J.
U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
K.
Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, the Funds did not have investments in repurchase agreements.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2025, none of the Funds were lending under the agreement with BNY.
M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in consolidated financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the year ended December 31, 2025, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the year ended December 31, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
C.
Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). If held, the value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the year ended December 31, 2025, AlphaSimplex Global Alternatives Fund utilized an equity basket total return swap to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at December 31, 2025:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$61	$6,701
Unrealized appreciation on futures contracts (LME)	Commodity contracts	74	8,440
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	319	15,211
Variation margin payable/receivable on futures contracts(1)	Equity contracts	341	5,762
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	126	1,422
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	10	1,949
Total Assets		$931	$39,485
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(111)	$(1,273)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	(58)	(3,540)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(179)	(1,781)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(296)	(3,410)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(29)	(471)
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(83)	(2,875)
Swaps at value(2)	Equity contracts	(13,942)	—
Total Liabilities		$(14,698)	$(13,350)

(1)
Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at December 31, 2025 is shown in the Consolidated Statements of Assets and Liabilities.

(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the fiscal year ended December 31, 2025:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Futures	Commodity contracts	$1,691	$(30,105)
Futures	Equity contracts	4,425	(65,867)
Futures	Foreign currency contracts	(551)	(14,091)
Futures	Interest rate contracts	(1,822)	(101,025)
Forward foreign currency exchange contracts	Foreign currency contracts	195	(14,537)
Swaps	Equity contracts	(1,277)	—
Total		$2,661	$(225,625)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Commodity contracts	$(42)	$12,386
Futures	Equity contracts	1,285	34,991
Futures	Foreign currency contracts	(161)	(25,736)
Futures	Interest rate contracts	(151)	(14,963)
Forward foreign currency exchange contracts	Foreign currency contracts	(306)	(18,578)
Total		$625	$(11,900)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by each Fund for the year ended December 31, 2025.
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$(140)	$1,215
Futures Contracts - Short Positions(1)	133	7,578
Forward Foreign Currency Exchange Purchase Contracts(2)	13,840	460,198
Forward Foreign Currency Exchange Sale Contracts(2)	8,584	524,150
Short Total Return Swap Contracts(2)	17,470	—

(1)	Average unrealized for the period.
(2)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2025:
At December 31, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$318	$—	$8,479
Forward foreign currency exchange contracts	61	111	6,701	1,273
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$61	$429	$6,701	$9,752
Derivatives not subject to a MNA or similar agreement	—	(318)	—	(8,479)
Total assets and liabilities subject to a MNA	$61	$111	$6,701	$1,273
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2025:
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$61	$(61)	$—	$—	$—
Total	$61	$(61)	$—	$—	$—
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$111	$(61)	$—	$(50)	$—
Total	$111	$(61)	$—	$(50)	$—

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$6,701	$(1,273)	$—	$—	$5,428
Total	$6,701	$(1,273)	$—	$—	$5,428
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$1,273	$(1,273)	$—	$—	$—
Total	$1,273	$(1,273)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Alternative Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5+ Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.
Subadvisers
AlphaSimplex Group, LLC (“Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:
	Expiration
Fund	2026	2027	2028	Total
Virtus AlphaSimplex Global Alternatives Fund
Class A	$25	$34	$28	$87
Class C	4	4	3	11
Class I	325	290	248	863
Class R6	37	53	24	114
Virtus AlphaSimplex Managed Futures Strategy Fund
Class A	69	77	56	202
Class C	12	17	11	40
Class I	1,375	2,381	1,671	5,427
Class R6	135	220	164	519
During the year ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class C	Class R6	Total
AlphaSimplex Managed Futures Strategy Fund	$1	$1	$6	$8
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2025, it retained net commissions of $1 for Class A shares and CDSC of $—(a) and $—(a) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(a)Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2025, the Funds incurred administration fees totaling $1,434 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2025, the Funds incurred transfer agent fees totaling $642 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at December 31, 2025.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and certain derivatives) during the year ended December 31, 2025, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$219,295	$221,632
There were no purchases or sales of long-term U.S. government and agency securities during the year ended December 31, 2025.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	51	$548	124	$1,272	1,123	$8,681	2,356	$21,464
Reinvestment of distributions and cross class conversions	—	—	—	—	74	562	80	694
Shares repurchased and cross class conversions	(246)	(2,608)	(319)	(3,262)	(4,050)	(30,734)	(3,649)	(33,225)
Net Increase / (Decrease)	(195)	$(2,060)	(195)	$(1,990)	(2,853)	$(21,491)	(1,213)	$(11,067)
Class C
Shares sold and cross class conversions	45	$453	26	$253	255	$1,724	252	$2,128
Reinvestment of distributions and cross class conversions	—	—	—	—	19	133	7	52
Shares repurchased and cross class conversions	(79)	(781)	(75)	(706)	(787)	(5,476)	(1,005)	(8,451)
Net Increase / (Decrease)	(34)	$(328)	(49)	$(453)	(513)	$(3,619)	(746)	$(6,271)
Class I
Shares sold and cross class conversions	3,001	$32,528	3,380	$35,427	102,389	$793,143	91,462	$846,105
Reinvestment of distributions and cross class conversions	—	—	—	—	1,213	9,354	2,441	21,406
Shares repurchased and cross class conversions	(6,744)	(74,942)	(9,519)	(98,620)	(178,360)	(1,371,224)	(120,605)	(1,105,755)
Net Increase / (Decrease)	(3,743)	$(42,414)	(6,139)	$(63,193)	(74,758)	$(568,727)	(26,702)	$(238,244)
Class R6
Shares sold and cross class conversions	53	$586	4,155	$43,165	14,617	$112,841	9,222	$86,163
Reinvestment of distributions and cross class conversions	—	—	—	—	417	3,186	152	1,339
Shares repurchased and cross class conversions	(829)	(8,999)	(4,324)	(45,278)	(10,263)	(78,175)	(12,222)	(111,900)
Net Increase / (Decrease)	(776)	$(8,413)	(169)	$(2,113)	4,771	$37,852	(2,848)	$(24,398)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 7. 10% Shareholders
As of December 31, 2025, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	38%	3
AlphaSimplex Managed Futures Strategy Fund	25	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (‘‘SOFR”) or the Fed Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the year ended December 31, 2025.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2025
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$65,561	$4,035	$ (4,318)	$ (283)
AlphaSimplex Managed Futures Strategy Fund	810,118	41,592	(33,493)	8,099
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$15,377	$—
AlphaSimplex Managed Futures Strategy Fund	291,313	437,657
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Post-October Capital Loss Deferred	Capital Loss Deferred
AlphaSimplex Global Alternatives Fund	$1,533	$192	$15,377
AlphaSimplex Managed Futures Strategy Fund	2,379	—	728,970
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2025 and 2024 were as follows:
	Ordinary Income	Total
AlphaSimplex Managed Futures Strategy Fund
12/31/25	$16,621	$16,621
12/31/24	28,000	28,000
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these consolidated financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these consolidated financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the AlphaSimplex Global Alternatives Fund (the “Fund”) are no longer available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, remain unchanged.
On January 26, 2026, references to Class C of the Fund were eliminated as a share class and existing Class C shares of the Fund were converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion received Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges were imposed in connection with this conversion, and the conversion was not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to the Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses, and other options.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Alternative Solutions Trust and Shareholders of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund (two of the funds constituting Virtus Alternative Solutions Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related consolidated statements of operations for the year ended December 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Virtus Alternative Solutions Trust
OTHER INFORMATION
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $121 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND AND VIRTUS
ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, LLC (“VAIA”), and of the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and AlphaSimplex Group, LLC (the “Subadviser”) with respect to the Funds. At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VAIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadviser and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VAIA under the Advisory Agreement; (e) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VAIA and the Subadviser by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VAIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VAIA, the Board considered that VAIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadviser, including (a) VAIA’s ability to select and monitor subadvisers; (b) VAIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also

Virtus Alternative Solutions Trust
OTHER INFORMATION (Continued)
December 31, 2025
considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on the Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus AlphaSimplex Global Alternatives Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 3-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1-, 5-, and 10-year periods and the second quintile of the Performance Universe for the 3-year period.
Virtus AlphaSimplex Managed Futures Strategy Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10-year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-year period, the fourth quintile of the Performance Universe for the 3-, and 10-year periods and the second quintile of the Performance Universe for the 5-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s performance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.

Virtus Alternative Solutions Trust
OTHER INFORMATION (Continued)
December 31, 2025
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VAIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Adviser and Subadviser provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Alphasimplex Global Alternatives Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Alphasimplex Managed Futures Strategy Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA’s affiliates. In addition to the fees paid to VAIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadviser and the profitability to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VAIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VAIA.
Other Factors
The Board considered other benefits that may be realized by VAIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VAIA, there are no other direct benefits to the Subadviser or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements.

Virtus Alternative Solutions Trust
OTHER INFORMATION (Continued)
December 31, 2025
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VAIA, the Subadviser and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8080 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

By (Signature and Title)* /s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date 03/03/2026

* Print the name and title of each signing officer under his or her signature.